Results for the year - Segment information - Business segments - Key figures (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales	kr 290,403	kr 232,261	kr 176,954
Cost of goods sold	(44,522)	(35,765)	(28,448)
Sales and distribution costs	(62,101)	(56,743)	(46,217)
Research and development costs	(48,062)	(32,443)	(24,047)
Administrative costs	(5,276)	(4,855)	(4,467)
Other operating income and expenses	(2,103)	119	1,034
Operating profit	kr 128,339	kr 102,574	kr 74,809
Operating margin (as a percent)	44.20%	44.20%	42.30%
Depreciation and amortisation expenses	kr (8,545)	kr (7,289)	kr (6,553)
Impairment losses and reversals	(10,562)	(2,124)	(809)
Total depreciation, amortisation, impairment losses and reversals	(19,107)	(9,413)	(7,362)
Diabetes and Obesity care
Disclosure of operating segments [line items]
Net sales	271,764	215,098	156,412
Diabetes and Obesity care | Operating segments
Disclosure of operating segments [line items]
Net sales	271,764	215,098	156,412
Cost of goods sold	(37,760)	(30,483)	(23,405)
Sales and distribution costs	(57,840)	(52,477)	(42,392)
Research and development costs	(41,490)	(28,073)	(20,157)
Administrative costs	(4,881)	(4,435)	(3,955)
Other operating income and expenses	(2,074)	(7)	892
Operating profit	kr 127,719	kr 99,623	kr 67,395
Operating margin (as a percent)	47.00%	46.30%	43.10%
Depreciation and amortisation expenses	kr (7,104)	kr (6,042)	kr (5,421)
Impairment losses and reversals	(9,262)	(2,153)	(280)
Total depreciation, amortisation, impairment losses and reversals	(16,366)	(8,195)	(5,701)
Rare disease
Disclosure of operating segments [line items]
Net sales	18,639	17,163	20,542
Rare disease | Operating segments
Disclosure of operating segments [line items]
Net sales	18,639	17,163	20,542
Cost of goods sold	(6,762)	(5,282)	(5,043)
Sales and distribution costs	(4,261)	(4,266)	(3,825)
Research and development costs	(6,572)	(4,370)	(3,890)
Administrative costs	(395)	(420)	(512)
Other operating income and expenses	(29)	126	142
Operating profit	kr 620	kr 2,951	kr 7,414
Operating margin (as a percent)	3.30%	17.20%	36.10%
Depreciation and amortisation expenses	kr (1,441)	kr (1,247)	kr (1,132)
Impairment losses and reversals	(1,300)	29	(529)
Total depreciation, amortisation, impairment losses and reversals	kr (2,741)	kr (1,218)	kr (1,661)